Revenues (Tables)	12 Months Ended
Mar. 31, 2019
Revenues
Schedule of revenue by category

	Year ended March 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Cord blood processing fees	477,243	604,502	592,123	88,229
Cord blood storage fees	278,273	325,209	385,781	57,483
Fees derived from the provision of donated cord blood for transplantation and research and others	4,462	7,057	8,850	1,319
Total revenues	759,978	936,768	986,754	147,031